ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Components of accrued expenses

(in thousands of $)	2020	2019
Interest expense	(52,600)	(44,150)
Vessel operating and drydocking expenses	(23,334)	(24,457)
Administrative expenses	(13,078)	(11,713)
Current tax payable	(345)	(720)
	(89,357)	(81,040)